Summary of Significant Accounting Polices (Details 1)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Customer A [Member]
Percentage Of Customer Revenue Concentration	12.00%	[1]	11.00%	11.00%
Customer B [Member]
Percentage Of Customer Revenue Concentration			14.00%		[1]

[1]	Less than 10%